Shareholders' equity	12 Months Ended
Mar. 31, 2014
Shareholders' equity
Shareholders' equity

20. Shareholders’ equity:

The following table presents changes in shares of common stock outstanding for the years ended March 31, 2012, 2013 and 2014.

	Number of Shares
	Year ended March 31
	2012	2013	2014
Shares outstanding at beginning of year	3,600,886,932	3,663,483,895	3,710,960,252
New issuances	103,429,360	—	—

Common stock held in treasury:
Repurchases of common stock	(50,093,031)	(19,209)	(40,054,831)
Sales of common stock	1,530	601	1,920,457
Common stock issued to employees	9,271,600	47,335,900	44,689,800
Other net change in treasury stock	(12,496)	159,065	114,784

Shares outstanding at end of year	3,663,483,895	3,710,960,252	3,717,630,462

The amount available for dividends and acquisition of treasury stock is subject to the restrictions under the Companies Act. Additional paid-in capital and retained earnings include amounts which the Companies Act prohibits for the use of dividends and acquisition of treasury stock. As of March 31, 2012, 2013 and 2014, the amounts available for distributions were ¥483,126 million, ¥538,021 million and ¥583,354 million, respectively. These amounts are based on the amounts recorded in the Company’s unconsolidated financial statements maintained in accordance with accounting principles and practices prevailing in Japan. U.S. GAAP adjustments incorporated in these consolidated financial statements but not recorded in the Company’s unconsolidated financial statements have no effect on the determination of the amounts available for distributions under the Companies Act.

Retained earnings include Nomura’s share of investee undistributed earnings which have been accounted for under the equity method, in the amount of ¥50,922 million, ¥125,944 million and ¥136,112 million as of March 31, 2012, 2013 and 2014, respectively.

Change in cumulative translation adjustment, net of tax reported in other comprehensive income (loss) for the year ended March 31, 2013 includes reclassification adjustment of ¥9,844 million relating to a loss incurred following the substantially complete liquidation of an investment in a foreign entity and the amount of income tax benefit allocated to this reclassification adjustment was ¥2,985 million.

Dividends on common stock per share were ¥6 for the year ended March 31, 2012, ¥8 for the year ended March 31, 2013 and ¥17 for the year ended March 31, 2014.

The Company issued new shares of common stock and repurchased common stock in accordance with NLB becoming a wholly owned subsidiary of Nomura for the year ended March 31, 2012. See Note 11 “Business combinations” for further information.

The change in common stock held in treasury includes the change in shares issued to employees under stock-based compensation plans, shares sold to enable shareholders to hold round lots of the 100 share minimum tradable quantity (adding-to-holdings requests) or shares acquired to create round lots or eliminate odd lots. Common stock held in treasury also includes, as of March 31, 2012, 2013 and 2014, 908,498 shares, or ¥1,985 million, 1,257,966 shares, or ¥2,161 million, and 2,119,761 shares, or ¥1,143 million, respectively, held by affiliated companies.

Subsequent Events

On April 30, 2014, the board of directors approved a resolution to set up a share buyback program, pursuant to the company’s articles of incorporation set out in accordance with Article 459-1 of the Companies Act as follows: (a) total number of shares authorized for repurchase is up to 100,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥70 billion and (c) the share buyback program will run from May 19, 2014, to July 25, 2014. Under this buyback program from May 19, 2014 to May 30, 2014, the Company repurchased 100,000,000 shares of common stock at a cost of ¥65,189 million. This completes the share buyback program.